Debt issued designated at fair value (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Issued debt instruments
Equity-linked	$ 55,911	$ 56,608	$ 60,573
Rates-linked	25,811	25,940	28,883
Credit-linked	6,510	6,756	7,730
Fixed-rate	15,271	17,359	20,541
Commodity-linked	3,507	3,618	3,844
Other	6,200	6,525	6,718
of which: debt that contributes to total loss-absorbing capacity	4,585	4,476	4,629
Total debt issued designated at fair value	113,209	116,806	128,289
of which: issued by UBS AG with original maturity greater than one year	93,943	70,648	73,544
of which: issued by Credit Suisse AG with original maturity greater than one year		26,089	29,948
of which: issued by Credit Suisse International with original maturity greater than one year	$ 721	$ 946	$ 1,471
Unsecured portion of debt instruments issued by UBS AG with original maturity greater than one year	99.00%	99.00%